Stock Options (Details) - Schedule of Weighted Average Grant Date Fair Value of Option Activity	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Stock Options Activity for Non-Vested Options [Line Items]
Shares, Granted | shares	2,085,034
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.61
Shares, Vested | shares	(907,262)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.6
Shares, Forfeited | shares	(117,300)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 1.66
Shares, Ending Balance | shares	1,060,472
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 1.62